Earnings per Share - Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net profit attributable to Class A and B common shareholders – basic	$ 286,142	$ 917,687
Net profit attributable to Class A and B common shareholders – diluted	$ 286,142	$ 917,687
Class A and Class B [Member]
Denominator:
Weighted average number of shares of Class A and B common shares outstanding – basic	9,589,315	8,550,000	8,550,000
Weighted average number of shares of Class A and B common shares outstanding – diluted	9,589,315	8,550,000	8,550,000
Profit per share attributable to Class A and B common shareholders – basic	$ 0.03	$ 0.11	$ (0.02)
Profit per share attributable to Class A and B common shareholders – diluted	$ 0.03	$ 0.11	$ (0.02)